TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                              1
      MESSAGE FROM THE PRESIDENT                                        2
      INVESTMENT REVIEW
         USAA Virginia Bond Fund                                        4
         USAA Virginia Money Market Fund                               10
      FINANCIAL INFORMATION
         Portfolios of Investments
            Categories and Definitions                                 13
            USAA Virginia Bond Fund                                    14
            USAA Virginia Money Market Fund                            18
         Notes to Portfolios of Investments                            21
         Statements of Assets and Liabilities                          22
         Statements of Operations                                      23
         Statements of Changes in Net Assets                           24
         Notes to Financial Statements                                 25





IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Funds.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA VIRGINIA FUNDS, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). THE REPORT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUNDS.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.






USAA FAMILY OF FUNDS SUMMARY

         FUND                                     MINIMUM
      TYPE/NAME              VOLATILITY          INVESTMENT
-------------------------------------------------------------
CAPITAL APPRECIATION
-------------------------------------------------------------
Aggressive Growth         Very high               $3,000
Emerging Markets          Very high                3,000
First Start Growth
  (REGISTERED TRADEMARK)  Moderate to high         3,000
Gold                      Very high                3,000
Growth                    Moderate to high         3,000
Growth & Income           Moderate                 3,000
International             Moderate to high         3,000
S&P 500(REGISTERED
  TRADEMARK)Index         Moderate                 3,000
Science & Technology      Very high                3,000
Small Cap Stock           Very high                3,000
World Growth              Moderate to high         3,000
-------------------------------------------------------------
ASSET ALLLOCATION
-------------------------------------------------------------
Balanced Strategy         Moderate                $3,000
Cornerstone Strategy      Moderate                 3,000
Growth and Tax
  Strategy                Moderate                 3,000
Growth Strategy           Moderate to high         3,000
Income Strategy           Low to moderate          3,000
-------------------------------------------------------------
INCOME - TAXABLE
-------------------------------------------------------------
GNMA(REGISTERED
  TRADEMARK)              Low to moderate         $3,000
High-Yield
  Opportunities           High                     3,000
Income                    Moderate                 3,000
Income Stock              Moderate                 3,000
Intermediate-Term
  Bond                    Low to moderate          3,000
Short-Term Bond           Low                      3,000
-------------------------------------------------------------
INCOME - TAX EXEMPT
-------------------------------------------------------------
Long-Term                 Moderate                $3,000
Intermediate-Term         Low to moderate          3,000
Short-Term                Low                      3,000
State Bond Income         Moderate                 3,000
-------------------------------------------------------------
MONEY MARKET
-------------------------------------------------------------
Money Market              Very low                $3,000
Tax Exempt
  Money Market            Very low                 3,000
Treasury Money
  Market Trust
  (REGISTERED TRADEMARK)  Very low                 3,000
State Money Market        Very low                 3,000
-------------------------------------------------------------

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, WHICH ARE DISCUSSED IN THE FUNDS' PROSPECTUSES.

S&P 500(REGISTERED TRADEMARK)IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.


NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.








MESSAGE FROM THE PRESIDENT

[PHOTOGRAPH OF THE PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J. C. ROTH, CFA, APPEARS HERE.]

I have noted many times in the past that our three national tax-exempt bond funds will usually provide a textbook study of how the bond markets should work. The USAA Long-Term Fund should have the highest return, the USAA Short-Term Fund the lowest, and the USAA Intermediate-Term Fund should fall in between. That's because risk is usually rewarded. A 30-year bond is more risky, for various reasons, than a two-year bond.

THE WALL STREET JOURNAL on October 2, 2000, showed that year-to-date the performance of these three funds lines up like this:

================================================================================
              YEAR-TO-DATE TOTAL RETURNS FOR PERIOD ENDING 9/30/00
--------------------------------------------------------------------------------
    USAA Tax Exempt Long-Term Fund                         6.7%
    USAA Tax Exempt Intermediate-Term Fund                 6.0%
    USAA Tax Exempt Short-Term Fund                        4.0%
================================================================================

Last year the bond market declined and demonstrated that 30-year bonds are indeed riskier than short issues:

================================================================================
                    TOTAL RETURN FOR PERIODS ENDING 12/31/99
--------------------------------------------------------------------------------
                                               1 YEAR     5 YEARS   10 YEARS
                                               -----------------------------
    USAA Tax Exempt Long-Term Fund             -5.04%      6.59%      6.37%
    USAA Tax Exempt Intermediate-Term Fund     -2.61%      6.37%      6.49%
    USAA Tax Exempt Short-Term Fund             1.64%      4.98%      5.06%
================================================================================

However, over the longer term, you can see that risk usually is rewarded:

================================================================================
                     TOTAL RETURN FOR PERIODS ENDING 9/30/00
--------------------------------------------------------------------------------
                                               1 YEAR     5 YEARS   10 YEARS
                                               -----------------------------
    USAA Tax Exempt Long-Term Fund              4.60%      5.41%      6.82%
    USAA Tax Exempt Intermediate-Term Fund      5.14%      5.32%      6.72%
    USAA Tax Exempt Short-Term Fund             4.51%      4.52%      5.09%
================================================================================

The ordering of these returns and the longer term records of these funds are in line with theory. And the numbers for 2000 look pretty good compared to major indices this year:

================================================================================
              YEAR-TO-DATE TOTAL RETURNS FOR PERIOD ENDING 9/30/00
--------------------------------------------------------------------------------
    Dow Jones Industrial Average                          -7.36%
    S&P 500 Index                                         -1.39%
    Nasdaq Composite Index                                -9.74%
================================================================================

That is why a portion of my investment portfolio is composed of tax-exempt bond funds.

Sincerely,

Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


TOTAL RETURN EQUALS INCOME PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS.

THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

NASDAQ COMPOSITE INDEX IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S. BASED SECURITIES.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.












INVESTMENT REVIEW

USAA VIRGINIA BOND FUND

OBJECTIVE: High level of current interest income that is exempt from federal and Virginia state income taxes.

TYPES  OF  INVESTMENTS:  Invests  principally  in  long-term,   investment-grade
Virginia tax-exempt securities.

================================================================================
                                                     3/31/00         9/30/00
--------------------------------------------------------------------------------
 Net Assets                                       $377.2 Million  $397.9 Million
 Net Asset Value Per Share                            $10.69          $10.85
 Tax-Exempt Dividends Per Share Last 12 Months        $0.593          $0.591
 Capital Gain Distributions Per Share Last 12
   Months                                                -               -
================================================================================
SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/00
--------------------------------------------------------------------------------
          3/31/00 TO 9/30/00                       30-DAY SEC YIELD
                4.31%(+)                                 5.20%
================================================================================
 *  CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.
(+) TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.










                     AVERAGE ANNUAL COMPOUNDED RETURNS WITH
          REINVESTMENT OF DIVIDENDS - PERIODS ENDING SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
                  TOTAL RETURN   EQUALS   DIVIDEND RETURN   PLUS   PRICE CHANGE
--------------------------------------------------------------------------------
   Since 10/15/90     6.96%        =            5.95%        +        1.01%
--------------------------------------------------------------------------------
   5 Years            5.52%        =            5.63%        +       -0.11%
--------------------------------------------------------------------------------
   1 Year             5.60%        =            5.69%        +       -0.09%
--------------------------------------------------------------------------------


              ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
               FOR THE NINE-YEAR PERIOD ENDING SEPTEMBER 30, 2000

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Virginia Bond Fund for the nine-year period ending September 30, 2000.

TOTAL RETURN
---------------------
09/30/92       10.04%
09/30/93       13.12%
09/30/94       -3.19%
09/30/95       10.51%
09/30/96        6.98%
09/30/97        8.92%
09/30/98        8.73%
09/30/99       -2.20%
09/30/00        5.60%

DIVIDEND RETURN
---------------------
09/30/92        6.53%
09/30/93        6.23%
09/30/94        5.22%
09/30/95        6.41%
09/30/96        5.97%
09/30/97        5.93%
09/30/98        5.65%
09/30/99        4.98%
09/30/00        5.69%

CHANGE IN SHARE PRICE
---------------------
09/30/92        3.51%
09/30/93        6.89%
09/30/94       -8.41%
09/30/95        4.10%
09/30/96        1.01%
09/30/97        2.99%
09/30/98        3.08%
09/30/99       -7.18%
09/30/00       -0.09%

TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.







                       12-MONTH DIVIDEND YIELD COMPARISON

A chart in the form of a bar graph appears here illustrating the comparison of the 12-Month Dividend Yield of the USAA Virginia Bond Fund to the 12-Month Dividend Yield of the Lipper Virginia Municipal Debt Funds Average from 9/30/92 to 9/30/00.

               USAA VIRGINIA                  LIPPER VIRGINIA MUNICIPAL
                 BOND FUND                        DEBT FUNDS AVERAGE
               -------------                  -------------------------
09/30/92           6.05%                               5.91%
09/30/93           5.47%                               5.25%
09/30/94           5.84%                               5.29%
09/30/95           5.82%                               5.04%
09/30/96           5.75%                               4.86%
09/30/97           5.50%                               4.73%
09/30/98           5.25%                               4.46%
09/30/99           5.48%                               4.64%
09/30/00           5.46%                               4.71%

THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/92 TO 9/30/00.











                      CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment for the USAA Virginia Bond Fund, Lehman Brothers Municipal Bond Index and the Lipper Virginia Municipal Debt Funds
Average. The data is from 10/15/90 through 9/30/00. The data points from the graph are as follows:

USAA VIRGINIA BOND FUND
 YEAR                 AMOUNT
--------              -------
10/15/90              $10,000
03/31/91               10,601
09/30/91               11,229
03/31/92               11,620
09/30/92               12,357
03/31/93               13,085
09/30/93               13,978
03/31/94               13,437
09/30/94               13,532
03/31/95               14,326
09/30/95               14,955
03/31/96               15,410
09/30/96               15,998
03/31/97               16,306
09/30/97               17,425
03/31/98               18,121
09/30/98               18,945
03/31/99               19,139
09/30/99               18,528
03/31/00               18,756
09/30/00               19,566

LEHMAN BROTHERS MUNICIPAL BOND INDEX
  YEAR                 AMOUNT
--------              -------
10/15/90              $10,000
03/31/91               10,574
09/30/91               11,220
03/31/92               11,632
09/30/92               12,395
03/31/93               13,089
09/30/93               13,974
03/31/94               13,392
09/30/94               13,633
03/31/95               14,387
09/30/95               15,159
03/31/96               15,593
09/30/96               16,073
03/31/97               16,444
09/30/97               17,526
03/31/98               18,208
09/30/98               19,053
03/31/99               19,338
09/30/99               18,919
03/31/00               19,318
09/30/00               20,084

LIPPER VIRGINIA MUNICIPAL DEBT FUNDS AVERAGE
  YEAR                 AMOUNT
--------              -------
10/15/90              $10,000
03/31/91               10,560
09/30/91               11,161
03/31/92               11,520
09/30/92               12,260
03/31/93               12,940
09/30/93               13,853
03/31/94               13,122
09/30/94               13,194
03/31/95               13,943
09/30/95               14,567
03/31/96               14,963
09/30/96               15,417
03/31/97               15,692
09/30/97               16,699
03/31/98               17,355
09/30/98               18,081
03/31/99               18,214
09/30/99               17,681
03/31/00               17,904
09/30/00               18,535

DATA SINCE INCEPTION ON 10/15/90 THROUGH 9/30/00.

THE BROAD-BASED LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT TRACKS TOTAL RETURN PERFORMANCE FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. THE LIPPER VIRGINIA MUNICIPAL DEBT FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VIRGINIA MUNICIPAL DEBT FUNDS, AS COMPUTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS. ALL TAX-EXEMPT BOND FUNDS WILL FIND IT DIFFICULT TO OUTPERFORM THE LEHMAN INDEX, BECAUSE FUNDS HAVE EXPENSES.










MESSAGE FROM THE MANAGER

[PHOTOGRAPH OF THE PORTFOLIO MANAGER, ROBERT R. PARISEAU, CFA, APPEARS HERE.]

MUNICIPAL BOND MARKET REVIEW

Yields on 20-year AAA-rated municipal bonds have declined 0.10% during the first six months of the Fund's fiscal year, from March 31, 2000, to September 30, 2000. Bond-market investors seem to believe that the Federal Reserve Board, with a series of six increases in short-term interest rates, has successfully slowed the U.S. economy to a more sustainable, noninflationary rate of growth. Despite recent increases in energy costs, inflation remains under control. Economists give most of the credit to improved productivity as technological innovation allows industry to use raw materials and labor more efficiently.

STRATEGY

I focus primarily on generating maximum tax-exempt income with the goal of producing the best AFTER-TAX total return over an investment horizon of four or more years. My rationale for this strategy is:

  - I believe that a large number of our investors own the Fund for the tax-free income and invest for the long term.

  - Although past performance is no guarantee of future results, the strategy has worked in different kinds of markets over the years. Long-term performance, measured by total return and distribution yield, has been well above the peer group average.

The Fund remains fully invested in long-term, investment-grade municipal bonds. Municipal bonds that mature in 15 years or more almost always yield more than shorter bonds of the same credit quality. However, longer-maturity bonds are more volatile in price than shorter-maturity bonds. That's why we encourage only those investors with an investment horizon of four or more years to buy the USAA Virginia Bond Fund.

Like any buyer, I seek value. We define "value" at USAA as a combination of:

- STRUCTURE (coupon, maturity, call features, sinking funds, etc.)
- LIQUIDITY (ability to quickly sell the bond without substantially affecting the price)
- CREDIT QUALITY (strength and stability of the issuer)
- YIELD (The bond may otherwise be a great fit, but if the yield is too low, it's overpriced.)


TOTAL  RETURN   EQUALS  INCOME  RETURN  PLUS  SHARE  PRICE  CHANGE  AND  ASSUMES
REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.


NO AMT BONDS

Our shareholders have made it very clear that they do not want the income from their USAA tax-exempt funds to be subject to the federal alternative minimum tax
(AMT) for individuals. Consequently, since inception, no USAA tax-exempt fund has ever distributed income that was subject to the AMT for individuals. Looking ahead, we have no intention to purchase municipal bonds that are subject to the AMT for individuals in any of the USAA tax-exempt funds. Of course, we would certainly advise our shareholders if a change were to occur in the federal tax code that would compel us to reconsider our position.

MARKET OUTLOOK

The municipal bond market has rallied considerably from its lows over the past year. Recently, steeply higher energy prices have taken their toll on bond-market sentiment. However, the energy crisis of the 1970s and early 1980s taught valuable lessons. Many U.S. industries have steadily improved their energy efficiency despite years of low-priced oil. At least so far, brutal price competition has meant that many businesses have a hard time passing on the higher energy costs to their customers. An obviously slowing U.S. economy should also do its part in keeping a lid on inflationary pressures.

In summary, the current consensus in the bond market is that interest rates have probably peaked for this economic cycle. And, if energy prices settle down and the economy continues to slow, interest rates may even decline a little more.

FUND PERFORMANCE

While past performance is no guarantee of future results, from April 1, 2000, to September 30, 2000, your USAA Virginia Bond Fund paid a dividend distribution yield of 5.41%. During this period of declining interest rates, the Fund's share price increased by $0.16, or 1.50%, to $10.85.

                                   * * * * *

Your Fund's performance received an Overall Star Rating of 5 stars in the municipal bond fund category from Morningstar Rating(TradeMark) for the period ending September 30, 2000.


DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS SIX MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND ANNUALIZING THE RESULT.


THE COMMONWEALTH OF VIRGINIA

Virginia benefits from a diverse and expanding economic base. Employment growth continues at a solid pace, and the creation of high-tech jobs is an important driving influence. Additionally, the commonwealth's unemployment rate remains below the national level. Per capita income compares favorably to the national average. A sound economy in combination with the commonwealth's prudent fiscal practices has produced a reputation of financial strength. For instance, Moody's Investors Service, Standard & Poor's, and Fitch IBCA rate the commonwealth's general obligation debt AAA. I discuss these general economic issues because, although they may not directly relate to each of your Fund's holdings, they do indicate the financial and economic environment of the state. We will closely monitor the specific credit issues, ballot initiatives, and litigation that could potentially affect the value of your holdings.

TAXABLE EQUIVALENT YIELDS

The table below compares the yield of the USAA Virginia Bond Fund with a taxable equivalent investment.

--------------------------------------------------------------------------------
  TO MATCH THE USAA VIRGINIA BOND FUND'S CLOSING 30-DAY SEC YIELD OF 5.20% AND:

  Assuming a Virginia state tax rate of 5.75%
   and a marginal federal tax rate of:     15%     28%     31%     36%    39.6%

  A FULLY TAXABLE INVESTMENT MUST PAY:   6.49%   7.67%   8.00%   8.63%    9.14%
--------------------------------------------------------------------------------

THIS TABLE IS BASED ON A HYPOTHETICAL INVESTMENT CALCULATED FOR ILLUSTRATIVE PURPOSES ONLY. IT IS NOT AN INDICATION OF PERFORMANCE FOR ANY OF THE USAA FAMILY OF FUNDS.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MORNINGSTAR PROPRIETARY RATINGS ON U.S.-DOMICILED FUNDS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF SEPTEMBER 30, 2000. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. MORNINGSTAR RATINGS ON U.S.-DOMICILED FUNDS ARE CALCULATED FROM THE FUND'S THREE-, FIVE-, AND 10-YEAR AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY U.S. TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY U.S. T-BILL RETURNS. THE USAA VIRGINIA BOND FUND RECEIVED 4 AND 5 STARS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. THE TOP 10% OF THE FUNDS IN A BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE FUND WAS RATED EXCLUSIVELY AGAINST U.S.-DOMICILED FUNDS. THE FUND WAS RATED AMONG 1,720 AND 1,472 FUNDS IN THE MUNICIPAL BOND FUND CATEGORY FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY.









                              PORTFOLIO RATINGS MIX
                                     9/30/00

A pie chart is shown here depicting the Portfolio Ratings Mix as of September 30, 2000 of the USAA Virginia Bond Fund to be:

AAA - 33%; AA - 35%; A - 19%; BBB - 10%; and BB - 3%.


THE FOUR HIGHEST LONG-TERM CREDIT RATINGS, IN DESCENDING ORDER OF CREDIT QUALITY, ARE AAA, AA, A, AND BBB. THIS CHART REFLECTS THE HIGHER RATING OF EITHER MOODY'S INVESTORS SERVICE, STANDARD & POOR'S RATING SERVICES, OR FITCH IBCA. UNRATED SECURITIES THAT HAVE BEEN DETERMINED BY USAA IMCO TO BE OF EQUIVALENT INVESTMENT QUALITY TO CATEGORIES AAA AND BBB ACCOUNT FOR 2.0% AND 1.0%, RESPECTIVELY, OF THE FUND'S INVESTMENTS, AND ARE INCLUDED IN THEIR APPROPRIATE CATEGORY ABOVE.

YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 14-17.











INVESTMENT REVIEW

USAA VIRGINIA MONEY MARKET FUND

OBJECTIVE: High level of current interest income that is exempt from federal and Virginia state income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS: Invests principally in high-quality Virginia tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.00.*

* AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================
                                            3/31/00              9/30/00
--------------------------------------------------------------------------------
  Net Assets                            $157.1 Million       $158.9 Million
  Net Asset Value Per Share                 $1.00                 $1.00
================================================================================
AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/00
--------------------------------------------------------------------------------
         3/31/00                             SINCE INCEPTION      7-DAY
       TO 9/30/00     1 YEAR       5 YEARS     ON 10/15/90        YIELD
         1.92%(+)      3.57%        3.22%         3.22%           4.24%
================================================================================
(+) TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.










                          7-DAY YIELD COMPARISON

A chart in the form of a line graph appears here illustrating the comparison of the 7-Day Yield of the USAA Virginia Money Market Fund and the iMoneyNet, Inc. (formerly IBC Financial Data) State Specific SB (Stock Broker) and GP (General Purpose) (Tax-Free) Money Funds.

                        USAA VIRGINIA
                      MONEY MARKET FUND                    IMONEYNET, INC.
                      -----------------                    ---------------
09/27/99                     3.15%                              2.90%
10/25/99                     2.90%                              2.65%
11/29/99                     3.34%                              3.03%
12/27/99                     3.81%                              3.40%
01/31/00                     2.94%                              2.61%
02/28/00                     3.44%                              2.90%
03/27/00                     3.32%                              2.94%
04/24/00                     3.79%                              3.43%
05/22/00                     3.99%                              3.59%
06/26/00                     4.00%                              3.69%
07/31/00                     3.75%                              3.47%
08/28/00                     3.76%                              3.39%
09/25/00                     3.91%                              3.54%

DATA REPRESENT THE LAST MONDAY OF EACH MONTH.

THE GRAPH TRACKS THE FUND'S SEVEN-DAY YIELD AGAINST IMONEYNET, INC. (FORMERLY IBC FINANCIAL DATA) STATE SPECIFIC SB (STOCK BROKER) & GP (GENERAL PURPOSE) (TAX-FREE) MONEY FUNDS, AN AVERAGE OF MONEY MARKET FUND YIELDS.







MESSAGE FROM THE MANAGER

[PHOTOGRAPH OF PORTFOLIO MANAGER, REGINA G. SHAFER, CFA, APPEARS HERE.]

MARKET SUMMARY

The national economy has shown signs of cooling from the economic picture we had seen six months ago. In May, the Federal Reserve (the Fed) increased the federal funds rate (the interest rate banks charge to other banks) to 6.50%, its fourth increase since September 1999. The Fed's rate increase and high energy costs seem to have caused some reduction in construction and consumer spending. Overall, current industry sentiment is that inflation concerns have settled and additional Fed interest rate increases may not be necessary this year.

Rates have increased in the short-term tax-exempt market since our annual report March 31, 2000. If you recall, average one-year rates were at 4.08% at that time. One-year rates reached a high of 4.64% in May, according to the Bond Buyer One-Year Note Index. Income tax payments took more money out of the market than was coming in, so there was an extended period of modest demand for tax-exempt securities, causing the spike in one-year rates. Since then, the average rate on a one-year note has trended back down to 4.20%, still 0.12% higher than six months ago.

STRATEGY

We continue to believe that variable-rate demand notes (VRDNs) provide a good value for the USAA Virginia Money Market Fund. VRDNs provide the owner the option to sell the security back to the issuer upon seven days' notice or less at a price of par (face value) plus accrued interest. The interest rates on these securities also reset at least every seven days. In our opinion, the VRDNs have attractive rates and provide needed flexibility to extend the Fund when appealing opportunities arise in the longer market.

The Fund's fixed-rate purchases during the period were concentrated in put bonds, where we were able to find value in the 60- to 90-day range. Although past performance is no guarantee of future results, these securities have performed well, and the fixed rates have also provided the Fund with some stability when VRDN rates fall (as they do seasonally when demand exceeds supply in the market).


THE BOND BUYER ONE-YEAR NOTE INDEX IS REPRESENTATIVE OF YIELDS ON 10 LARGE ONE-YEAR, TAX-EXEMPT NOTES.


THE FUND

Daily and weekly VRDNs represented 74.6% of the Fund's assets on September 30, 2000. In addition, the Fund also had positions in tax-exempt commercial paper, put bonds, and other bonds/notes.

The Fund's  average  maturity of 32 days on September 30, 2000, was shorter than
iMoneyNet,   Inc.'s   (formerly  IBC  Financial  Data)  average   state-specific
tax-exempt money market fund.

FUND PERFORMANCE

For the 12 months ending September 30, 2000, your Fund ranked 14 out of 175 state-specific tax-exempt money market funds, according to iMoneyNet, Inc., with a return of 3.57%. The average for the category over the same period was 3.18%. Please keep in mind that past performance is no guarantee of future results.






                    CUMULATIVE PERFORMANCE OF $10,000

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment of the USAA Virginia Money Market Fund. The data is from 10/15/90 through 9/30/00. The data points from the graph are as follows:

USAA VIRGINIA MONEY MARKET FUND
 YEAR                  AMOUNT
--------              -------
10/15/90              $10,000
03/31/91               10,238
09/30/91               10,464
03/31/92               10,657
09/30/92               10,811
03/31/93               10,940
09/30/93               11,060
03/31/94               11,174
09/30/94               11,312
03/31/95               11,499
09/30/95               11,701
03/31/96               11,893
09/30/96               12,080
03/31/97               12,267
09/30/97               12,474
03/31/98               12,676
09/30/98               12,881
03/31/99               13,054
09/30/99               13,241
03/31/00               13,455
09/30/00               13,713

DATA SINCE INCEPTION ON 10/15/90 THROUGH 9/30/00.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT WILL VARY ACCORDING TO THE FUND'S PERFORMANCE. INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR TO THE ALTERNATIVE MINIMUM TAX. FOR THE SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT REVIEW PAGE.

YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 18-20.








CATEGORIES & DEFINITIONS
PORTFOLIOS OF INVESTMENTS

SEPTEMBER 30, 2000
(UNAUDITED)

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. In money market funds, the effective maturity of these instruments is deemed to be less than 397 days in accordance with regulatory requirements. In bond funds, the effective maturity is the next put date.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high-quality bank, insurance company, corporation, or a collateral trust.

The USAA Virginia Money Market Fund's investments consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, "eligible securities" generally consist of securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the USAA Virginia Money Market Fund through rigorous internal credit research.

(PRE)  Prerefunded to a date prior to maturity.
(LOC)  Enhanced by a bank letter of credit.
(LIQ)  Enhanced by a bank liquidity agreement.
(NBGA) Enhanced by a nonbank guarantee agreement.
(INS)  Scheduled principal and interest payments are insured by:
       (1) MBIA, Inc.
       (2) AMBAC Financial Group, Inc.
       (3) Financial Guaranty Insurance Co.
       (4) Financial Security Assurance Holdings Ltd.
       (5) Asset Guaranty Insurance Co.
       (6) ACA Financial Guaranty Corp.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

BAN     Bond Anticipation Note             IDRB   Industrial Development
CP      Commercial Paper                             Revenue Bond
GO      General Obligation                 MFH    Multifamily Housing
IDA     Industrial Development             PCRB   Pollution Control Revenue Bond
           Authority/Agency                RB     Revenue Bond
                                           RN     Revenue Note







USAA VIRGINIA BOND FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

SEPTEMBER 30, 2000
(UNAUDITED)

 PRINCIPAL                                           COUPON    FINAL    MARKET
  AMOUNT               SECURITY                       RATE    MATURITY  VALUE
--------------------------------------------------------------------------------

                         FIXED-RATE INSTRUMENTS (98.3%)

            VIRGINIA (91.7%)
            Abingdon Town IDA Hospital RB,
  $ 3,305     Series 1998                            5.25%   7/01/2016  $  3,082
    2,610     Series 1998                            5.38    7/01/2028     2,345
    2,505   Alexandria IDA Educational Facilities RB,
              Series 1999                            5.88    1/01/2023     2,543
            Alexandria IDA RB,
    5,755     Series 2000A (INS)(2)                  5.90   10/01/2020     5,880
   12,480     Series 2000A (INS)(2)                  5.90   10/01/2030    12,629
    3,280   Arlington County IDA RB, Series 1997A    5.45    7/01/2027     3,189
    7,500   Augusta County IDA Hospital RB,
              Series 1991 (PRE)                      7.00    9/01/2021     7,823
    6,260   Chesapeake Toll Road RB, Series 1999A    5.63    7/15/2032     5,988
            Chesterfield County Health Center
              Commission Mortgage RB,
    1,500     Series 1996                            5.95   12/01/2026     1,520
   12,195     Series 1996                            6.00    6/01/2039    12,327
            College Building Auth. Educational
              Facilities RB,
    2,885     Series 1992 (PRE)                      6.63    5/01/2013     3,034
    1,390     Series 2000                            5.80    4/01/2016     1,434
    1,000     Series 2000                            6.00    4/01/2020     1,036
    2,150   Commonwealth Transportation Board RB,
              Series 1999B                           5.50    5/15/2022     2,130
    4,500   Covington IDA RB, Series 1994            6.65    9/01/2018     4,729
    3,000   Danville IDA Hospital RB,
              Series 1998 (INS)(2)                   5.20   10/01/2018     2,900
    2,250   Emporia GO, Series 1995                  5.75    7/15/2015     2,296
   15,180   Fairfax County IDA RB, Series 1996       6.00    8/15/2026    15,345
    2,000   Fairfax County Redevelopment and
              Housing Auth. MFH RB, Series 1996A     6.00   12/15/2028     2,024
   11,000   Fairfax County Sewer RB,
              Series 1996 (INS)(1)                   5.88    7/15/2028    11,172
            Fairfax County Water Auth. RB,
    4,750     Series 1992                            6.00    4/01/2022     4,931
   16,125     Series 1997                            5.00    4/01/2029    14,575
    5,235     Series 2000                            5.63    4/01/2025     5,257
    1,000     Series 2000                            5.75    4/01/2030     1,012
    8,750   Galax IDA Hospital RB,
              Series 1995 (INS)(5)                   5.75    9/01/2020     8,602
    3,000   Gloucester County IDA Lease RB,
              Series 2000 (INS)(1)                   5.50   11/01/2030     2,941
    1,000   Halifax County IDA Hospital RB,
              Series 1998                            5.25    9/01/2017       904
    1,255   Hampton Redevelopment and Housing Auth.
              RB, Series 1996A                       6.00    1/20/2026     1,269
   12,185   Hanover County IDA Hospital RB,
              Series 1995 (INS)(1)                   6.38    8/15/2018    13,271
    5,525   Henrico County IDA Educational
              Facilities RB, Series 1998             5.10   10/15/2029     4,977
            Henrico County IDA Residential and
              Healthcare Facility RB,
    1,025     Series 1997                            6.10    7/01/2020       954
    2,070     Series 1997                            6.15    7/01/2026     1,907
    2,500   Henry County IDA Hospital RB,
              Series 1997                            6.00    1/01/2027     2,508
            Housing Development Auth. Commonwealth
              Mortgage RB,
    5,440     Series 1992A                           7.10    1/01/2022     5,611
   10,000     Series 1992A                           7.10    1/01/2025    10,305
            Housing Development Auth. MFH RB,
   17,355     Series 1982A (a)                       7.00   11/01/2017     3,565
    2,630     Series 1991F                           7.10    5/01/2013     2,702
            Isle of Wight County IDA RB,
    4,220     Series 1990                            7.38    1/01/2010     4,323
    3,500     Series 2000A (b)                       5.85    1/01/2018     3,487
    2,000   Loudoun County IDA Hospital RB,
              Series 1995 (INS)(4)                   5.80    6/01/2026     2,009
    1,545   Lynchburg GO Public Improvement BAN,
              Series 2000                            5.75    6/01/2030     1,561
    7,000   Metropolitan Washington Airports Auth.
              RB, Series 1997A                       5.38   10/01/2023     6,749
            Newport News GO,
    3,170     Series 2000A                           5.75    5/01/2018     3,261
    6,750     Series 2000A                           5.75    5/01/2020     6,907
    1,850   Norfolk Redevelopment and Housing
              Auth. RB, Series 1999                  5.50   11/01/2019     1,838
   11,000   Peninsula Ports Auth. RB,
              Series 1992 (NBGA) (c)                 7.38    6/01/2020    11,328
    2,500   Prince William County IDA Hospital RB,
              Series 1995 (PRE)                      6.85   10/01/2025     2,784
    4,000   Prince William County Service Auth.
              Water RB, Series 1999 (INS)(3)         5.60    7/01/2024     4,001
   10,585   Public School Auth. Financing Bonds,
              Series 2000A                           5.50    8/01/2020    10,515
    4,645   Public School Auth. GO, Series 1999B     6.00    8/01/2019     4,866
    1,790   Resources Auth. Clean Water RB,
              Series 1999                            5.63   10/01/2022     1,799
    4,710   Resources Auth. Railway Transportation
              RB, Series 1990                        7.13   10/01/2015     4,720
            Resources Auth. Water and Sewer RB,
    7,210     Series 1996A                           5.63    4/01/2027     7,150
    1,620     Series 1997                            5.30   11/01/2022     1,557
    4,270     Series 1998                            5.20   10/01/2028     3,975
            Richmond Convention Center Auth. RB,
    6,295     Series 2000                            6.13    6/15/2020     6,573
   14,750     Series 2000                            6.13    6/15/2025    15,298
    2,000   Richmond Metropolitan Auth. Expressway
              RB, Series 1998 (INS)(3)               5.25    7/15/2022     1,928
   12,840   Richmond RB, Series 1999A (INS)(4)       5.13    1/15/2024    11,904
    1,250   Roanoke County Educational Facility IDA
              RB, Series 1998                        5.25    3/15/2023     1,158
    4,250   Russell County IDA PCRB, Series 1990G    7.70   11/01/2007     4,341
    4,050   Suffolk Redevelopment and Housing Auth.
              MFH RB, Series 1998 (INS)(6)           5.35   10/01/2028     3,670
   11,820   Virginia Beach Development Auth.
              Hospital RB, Series 1991 (PRE)         6.30   11/01/2021    12,290
    1,000   Virginia Beach Development Auth.
              Residential and Health Care Facility
              RB, Series 1997                        6.15    7/01/2027       920
    7,610   Virginia Beach GO, Series 2000           5.50    3/01/2020     7,587
   10,395   Virginia Beach Water and Sewer System RB,
              Series 2000                            5.50    8/01/2025    10,318
   12,000   West Point IDA Solid Waste Disposal RB,
              Series 1994B (c)                       6.25    3/01/2019    11,336
    6,000   Williamsburg Hospital Facilities IDA RB,
              Series 1993 (c)                        5.75   10/01/2022     5,627
      415   Winchester IDA Educational Facilities RB,
              Series 1994 (INS)(5)                   6.75   10/01/2019       447

            PUERTO RICO (6.6%)
            Electric Power Auth. RB,
    2,025     Series 1995                            5.50    7/01/2025     1,978
    8,300     Series 1995Z                           5.25    7/01/2021     7,960
    8,000     Series HH (INS)(4)                     5.25    7/01/2029     7,707
    8,600   Highway and Transportation Auth. RB,
              Series 1996Y                           5.50    7/01/2026     8,454
--------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $387,616)                391,043
--------------------------------------------------------------------------------

                       VARIABLE-RATE DEMAND NOTES (1.0%)

            VIRGINIA
    2,300   Alexandria Redevelopment and Housing
              Auth. RB, Series 1996B (LOC)           5.55   10/01/2006     2,300
    1,785   Petersburg Hospital Auth. RB,
              Series 1997 (LOC)                      5.55    7/01/2017     1,785
--------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $4,085)                4,085
--------------------------------------------------------------------------------
            Total investments (cost: $391,701)                          $395,128
================================================================================






                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------

            Water/Sewer Utilities - Municipal                   16.5%
            Hospitals                                           14.7
            General Obligations                                 12.3
            Escrowed Bonds                                       6.5
            Paper & Forest Products                              6.0
            Miscellaneous                                        5.8
            Sales Tax                                            5.5
            Nursing/Continuing Care Centers                      5.3
            Airport/Port                                         4.6
            Electric/Gas Utilities - Municipal                   4.4
            Single-Family Housing                                4.0
            Multifamily Housing                                  3.0
            Education                                            2.9
            Special Assessment/Tax/Fee                           2.7
            Toll Roads                                           2.0
            Appropriated Debt                                    1.2
            Electric Utilities                                   1.1
            Community Service                                    0.8
                                                                ----
            Total                                               99.3%
                                                                ====







USAA VIRGINIA MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

SEPTEMBER 30, 2000
(UNAUDITED)

 PRINCIPAL                                           COUPON    FINAL
  AMOUNT               SECURITY                       RATE    MATURITY    VALUE
--------------------------------------------------------------------------------

                       VARIABLE-RATE DEMAND NOTES (74.6%)

            VIRGINIA
  $ 2,850   Arlington Public Improvement RB,
              Series 1984 (LOC)                      5.00%   8/01/2017  $  2,850
    8,750   Chesterfield County IDA PCRB,
              Series 1993                            5.65    8/01/2009     8,750
    5,600   Chesterfield County IDA RB,
              Series 1989 (LOC)                      5.70    2/01/2003     5,600
    5,135   Clarke County IDA RB,
              Series 2000 (LIQ)(INS)(4)              5.60    1/01/2030     5,135
    5,100   Colonial Heights IDA IDRB, Series 1992   5.65    3/01/2005     5,100
    4,000   Fairfax County IDA RB, Series 2000       5.50    1/01/2030     4,000
    2,100   Fluvanna County IDA IDRB,
              Series 1984 (LOC)                      5.60   12/01/2009     2,100
    2,500   Hampton Redevelopment and Housing Auth.
              RB, Series 1998 (LOC)                  5.50    2/01/2028     2,500
    8,000   Hanover County IDA Residential Care
              Facility RB, Series 1999 (LOC)         5.50    7/01/2029     8,000
   10,000   Harrisonburg IDA RB, Series 2000 (LOC)   5.60    8/01/2023    10,000
    7,700   Harrisonburg Redevelopment and Housing
              Auth. MFH RB, Series 1991A (LOC)       5.60    3/01/2016     7,700
            Henrico County IDA RB,
    3,950     Series 1986C (NBGA)                    5.25    7/15/2016     3,950
    5,785     Series 1998 (LOC)                      5.70    8/01/2023     5,785
    1,000   Loudoun County IDA RB, Series 1998 (LOC) 5.50   11/01/2028     1,000
            Lynchburg IDA Hospital RB,
      400     Series 1985C (LIQ)(INS)(2)             5.70   12/01/2025       400
    1,700     Series 1985D (LIQ)(INS)(2)             5.70   12/01/2025     1,700
    2,500     Series 1985F (LIQ)(INS)(2)             5.70   12/01/2025     2,500
    2,950   Newport News Redevelopment and Housing
              Auth. MFH RB, Series 1984 (LOC)        5.55   11/01/2006     2,950
    4,800   Norfolk IDA Hospital Facilities RB,
              Series 1999 (LOC)                      5.70    6/01/2020     4,800
    3,485   Norfolk IDA RB, Series 1998 (LOC)        5.55    9/01/2020     3,485
            Norfolk Redevelopment and Housing Auth.
              RB,
    1,400     Series 1999 (LOC)                      5.55    9/01/2009     1,400
    2,100     Series 1999 (LOC)                      5.55    3/01/2021     2,100
    5,455   Peninsula Ports Auth. Coal Terminal RB,
              Series 1987D (LOC)                     5.55    7/01/2016     5,455
            Prince William County IDA RB,
    6,300     Series 1988 (LOC)                      5.70    6/30/2004     6,300
    1,031     Series 1989D (LOC)                     5.70   10/01/2000     1,031
    1,700   Richmond IDA IDRB, Series 1993           5.65   10/01/2002     1,700
      522   Richmond IDA RB, Series 1989A (LOC)      5.70    6/01/2002       522
    1,710   Richmond Redevelopment and Housing
              Auth. RB, Series 1995 (LOC)            5.45    4/01/2029     1,710
   10,000   Roanoke IDA RB, Series 1994              5.65   12/01/2013    10,000
--------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $118,523)            118,523
--------------------------------------------------------------------------------

                                PUT BONDS (13.6%)

            VIRGINIA
            Chesterfield County IDA PCRB,
    4,700     Series 1985                            4.35   10/01/2009     4,700
    2,000     Series 1985                            4.25   10/01/2009     2,000
            Louisa IDA PCRB,
    2,000     Series 1984                            4.45   12/01/2008     2,000
    2,000     Series 1984                            4.40   12/01/2008     2,000
    3,325     Series 1985                            4.40   12/01/2008     3,325
    1,535   Prince William County IDA RB,
              Series 1992 (LOC)                      4.40    9/01/2007     1,535
    3,505   Richmond IDA RB, Series 1987A (LOC)      4.45    8/15/2015     3,505
    2,500   York County IDA PCRB, Series 1985MMM     4.30    7/01/2009     2,500
--------------------------------------------------------------------------------
            Total put bonds (cost: $21,565)                               21,565
--------------------------------------------------------------------------------

                         FIXED-RATE INSTRUMENTS (11.4%)

            VIRGINIA
    1,000   Arlington County IDA Hospital RB,
              Series 1991A (PRE)                     6.55    9/01/2003     1,039
            Augusta County IDA Hospital RB,
    2,500     Series 1991 (PRE)                      6.50    9/01/2008     2,596
    1,000     Series 1991 (PRE)                      6.63    9/01/2012     1,040
    1,005   Charlottesville IDA RB,
              Series 1990 (PRE)                      7.38   10/01/2020     1,025
    3,025   Newport News GO, Series 2000A            6.00    5/01/2001     3,047
    4,000   Norfolk Airport Auth. CP, Series A (LOC) 4.35    1/16/2001     4,000
            Norfolk GO Capital Improvement and
              Refunding Bonds,
    1,000     Series 1992A (PRE)                     5.90    2/01/2006     1,025
    1,000     Series 1998 (INS)(3)                   4.75    7/01/2001     1,003
    1,000   Norfolk IDA RN, Series 1998              4.30   11/17/2000     1,000
    1,000   Richmond GO, Series 1999A                4.25    1/15/2001     1,000
    1,450   Roanoke GO, Series 1999 A&B              3.70   10/01/2000     1,450
--------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $18,225)                  18,225
--------------------------------------------------------------------------------
            Total investments (cost: $158,313)                          $158,313
================================================================================







                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------

            Hospitals                                           12.3%
            Electrical Equipment                                11.8
            Multifamily Housing                                 10.7
            Electric Utilities                                  10.4
            Nursing/Continuing Care Centers                      9.3
            Finance - Municipal                                  6.3
            Airport/Port                                         5.9
            Tobacco                                              4.3
            U.S. Government                                      4.2
            General Obligations                                  4.1
            Buildings                                            4.0
            Aerospace/Defense                                    3.9
            Manufacturing - Diversified Industries               3.5
            Electric/Gas Utilities - Municipal                   2.5
            Real Estate Investment Trusts                        2.2
            Metals/Mining                                        1.3
            Education                                            1.0
            Retail - Food                                        1.0
            Real Estate - Other                                  0.9
                                                                ----
            Total                                               99.6%
                                                                ====








NOTES TO PORTFOLIOS OF INVESTMENTS

SEPTEMBER 30, 2000
(UNAUDITED)

GENERAL NOTES

Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at date of purchase.

(b)  At  September   30,   2000,   the  cost  of   securities   purchased  on  a
delayed-delivery basis for the USAA Virginia Bond was $3.5 million.

(c)  At  September   30,  2000,   this   security   was   segregated   to  cover
delayed-delivery purchases.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.













STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

SEPTEMBER 30, 2000
(UNAUDITED)



                                                       USAA      USAA VIRGINIA
                                                     VIRGINIA     MONEY MARKET
                                                    BOND FUND        FUND
                                                    --------------------------
ASSETS
   Investments in securities, at market value
      (identified cost of $391,701 and $158,313,
      respectively)                                 $  395,128      $  158,313
   Cash                                                    371             604
   Receivables:
      Capital shares sold                                  163             412
      Interest                                           6,488             764
                                                    --------------------------
         Total assets                                  402,150         160,093
                                                    --------------------------

LIABILITIES
   Securities purchased                                  3,518              -
   Capital shares redeemed                                  61           1,071
   USAA Investment Management Company                      107              43
   USAA Transfer Agency Company                             19              10
   Accounts payable and accrued expenses                    45              37
   Dividends on capital shares                             503              34
                                                    --------------------------
         Total liabilities                               4,253           1,195
                                                    --------------------------
            Net assets applicable to capital
               shares outstanding                   $  397,897      $  158,898
                                                    ==========================

REPRESENTED BY:
   Paid-in capital                                  $  401,343      $  158,898
   Accumulated net realized loss on investments         (6,873)             -
   Net unrealized appreciation of investments            3,427              -
                                                    --------------------------
            Net assets applicable to capital
               shares outstanding                   $  397,897      $  158,898
                                                    ==========================
   Capital shares outstanding                           36,689         158,898
                                                    ==========================
   Authorized shares of $.01 par value                 120,000       1,125,000
                                                    ==========================
   Net asset value, redemption price, and offering
      price per share                               $    10.85      $     1.00
                                                    ==========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








STATEMENTS OF OPERATIONS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2000
(UNAUDITED)

                                                        USAA     USAA VIRGINIA
                                                      VIRGINIA    MONEY MARKET
                                                      BOND FUND       FUND
                                                      ------------------------

Net investment income:
   Interest income                                     $11,374       $ 3,393
                                                      ------------------------
   Expenses:
      Management fees                                      630           259
      Transfer agent's fees                                110            57
      Custodian's fees                                      43            36
      Postage                                               19            10
      Shareholder reporting fees                            12             8
      Directors' fees                                        3             3
      Registration fees                                      4            -
      Professional fees                                     16            15
      Other                                                  4             5
         Total expenses                                    841           393
                                                      ------------------------
            Net investment income                       10,533         3,000
                                                      ------------------------
Net realized and unrealized gain on investments:
   Net realized gain                                     2,569            -
   Change in net unrealized
      appreciation/depreciation                          2,880            -
                                                      ------------------------
            Net realized and unrealized gain             5,449            -
                                                      ------------------------
Increase in net assets resulting from operations       $15,982       $ 3,000
                                                      ========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2000, AND YEAR ENDED MARCH 31, 2000 (UNAUDITED)



                                                     USAA                        USAA
                                                   VIRGINIA                    VIRGINIA
                                                   BOND FUND               MONEY MARKET FUND
                                           -----------------------------------------------------
                                            9/30/2000     3/31/2000     9/30/2000     3/31/2000
                                           -----------------------------------------------------
From operations:
   Net investment income                    $  10,533     $  21,083     $   3,000     $   4,375
   Net realized gain (loss) on investments      2,569        (8,891)          -             -
   Change in net unrealized appreciation/
      depreciation of investments               2,880       (20,762)          -             -
                                           -----------------------------------------------------
      Increase (decrease) in net assets
         resulting from operations             15,982        (8,570)        3,000         4,375
                                           -----------------------------------------------------
Distributions to shareholders from:
   Net investment income                      (10,533)      (21,083)       (3,000)       (4,375)
                                           -----------------------------------------------------
From capital share transactions:
   Proceeds from shares sold                   24,323        60,020        69,634       146,790
   Dividend reinvestments                       7,451        15,243         2,803         4,130
   Cost of shares redeemed                    (16,542)      (70,746)      (70,593)     (132,282)
                                           -----------------------------------------------------
      Increase in net assets from
         capital share transactions            15,232         4,517         1,844        18,638
                                           -----------------------------------------------------
Net increase (decrease) in net assets          20,681       (25,136)        1,844        18,638
Net assets:
   Beginning of period                        377,216       402,352       157,054       138,416
                                           -----------------------------------------------------
   End of period                            $ 397,897     $ 377,216     $ 158,898     $ 157,054
                                           =====================================================
Change in shares outstanding:
   Shares sold                                  2,264         5,477        69,634       146,790
   Shares issued for dividends reinvested         695         1,405         2,803         4,130
   Shares redeemed                             (1,543)       (6,538)      (70,593)     (132,282)
                                           -----------------------------------------------------
      Increase in shares outstanding            1,416           344         1,844        18,638
                                           =====================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.











NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2000
(UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Virginia Bond Fund and USAA Virginia Money Market Fund (the Funds). The Funds have a common objective of providing Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes. The USAA Virginia Money Market Fund has a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION - Investments in the USAA Virginia Bond Fund are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, all securities in the USAA Virginia Money Market Fund, are stated at amortized cost, which approximates market value.

B. FEDERAL TAXES - Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and original issue discounts are amortized over the life of the respective securities. Market discounts are not amortized. Any ordinary income related to market discounts is recognized upon disposition of the securities. The Funds concentrate their investments in Virginia tax-exempt securities and therefore may be exposed to more credit risk than portfolios with a broader geographical diversification.

D. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Funds participate with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, each Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, each Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 15% of its total assets. The Funds had no borrowings under any of these agreements during the six-month period ended September 30, 2000.

(3) DISTRIBUTIONS

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At September 30, 2000, the USAA Virginia Bond Fund had capital loss carryovers for federal income tax purposes of $6,873,000 which, if not offset by subsequent capital gains, will expire between 2003-2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities for the six-month period ended September 30, 2000, were as follows:

                                USAA VIRGINIA    USAA VIRGINIA
                                  BOND FUND    MONEY MARKET FUND
                                --------------------------------
Purchases                        $82,021,000      $161,762,000
Sales/maturities                 $63,447,000      $155,219,000

For  the  USAA  Virginia  Bond  Fund,   cost  of  purchases  and  proceeds  from
sales/maturities exclude short-term securities.

Gross unrealized appreciation and depreciation of investments at September 30, 2000, were as follows:

                              APPRECIATION     DEPRECIATION         NET
                              ---------------------------------------------
USAA Virginia Bond Fund        $8,207,000      ($4,780,000)     $3,427,000

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - USAA Investment Management Company (the Manager) carries out each Fund's investment policies and manages each Fund's portfolio. Management fees are computed as a percentage of aggregate average net assets
(ANA) of both Funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated monthly on a proportional basis to each Fund based upon ANA.

The Manager has voluntarily agreed to limit the annual expenses of each Fund to 0.50% of its annual average net assets through August 1, 2001.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Funds based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain directors and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Funds.

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:


USAA VIRGINIA BOND FUND


                                  SIX-MONTH
                                PERIOD ENDED
                                SEPTEMBER 30,                       YEAR ENDED MARCH 31,
                                              --------------------------------------------------------------
                                    2000         2000         1999         1998         1997         1996
                                ----------------------------------------------------------------------------
Net asset value at
   beginning of period            $  10.69     $  11.52     $  11.49     $  10.92     $  10.93     $  10.76
Net investment income                  .29          .59          .60          .62          .63          .63
Net realized and
   unrealized gain (loss)              .16         (.83)         .03          .57         (.01)         .17
Distributions from net
   investment income                  (.29)        (.59)        (.60)        (.62)        (.63)        (.63)
                                ----------------------------------------------------------------------------
Net asset value at
   end of period                  $  10.85     $  10.69     $  11.52     $  11.49     $  10.92     $  10.93
                                ============================================================================
Total return (%)*                     4.31        (2.00)        5.62        11.13         5.82         7.57
Net assets at end
   of period (000)                $397,897     $377,216     $402,352     $346,246     $292,914     $267,111
Ratio of expenses
   to average
   net assets (%)                      .44(a)       .43          .43          .44          .46          .48
Ratio of net investment
   income to average
   net assets (%)                     5.48(a)      5.45         5.22         5.48         5.76         5.74
Portfolio turnover (%)               16.78        24.60        10.55        14.24        26.84        27.20


(a) ANNUALIZED. THE RATIO IS NOT NECESSARILY INDICATIVE OF 12 MONTHS OF OPERATIONS.
 *  ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DISTRIBUTIONS DURING THE PERIOD.


USAA VIRGINIA MONEY MARKET FUND


                                  SIX-MONTH
                                PERIOD ENDED
                                SEPTEMBER 30,                       YEAR ENDED MARCH 31,
                                              --------------------------------------------------------------
                                    2000         2000         1999         1998         1997         1996
                                ----------------------------------------------------------------------------
Net asset value at
   beginning of period            $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
Net investment income                  .02          .03          .03          .03          .03          .03
Distributions from net
   investment income                  (.02)        (.03)        (.03)        (.03)        (.03)        (.03)
                                ----------------------------------------------------------------------------
Net asset value at
   end of period                  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                ============================================================================
Total return (%)*                     1.92         3.06         2.98         3.34         3.14         3.42
Net assets at end
   of period (000)                $158,898     $157,054     $138,416     $122,509     $113,330     $110,308
Ratio of expenses to
   average net assets (%)              .50(a)       .50          .50          .50          .50          .50
Ratio of expenses
   to average net
   assets excluding
   reimbursements (%)                   -            -           .50          .51          .53          .55
Ratio of net investment
   income to average
   net assets (%)                     3.79(a)      3.04         2.93         3.29         3.10         3.36


(a) ANNUALIZED. THE RATIO IS NOT NECESSARILY INDICATIVE OF 12 MONTHS OF OPERATIONS.
 *  ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DISTRIBUTIONS DURING THE PERIOD.









DIRECTORS
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                       LEGAL COUNSEL
USAA Shareholder Account Services    Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road             Exchange Place
San Antonio, Texas 78288             Boston, Massachusetts 02109

CUSTODIAN                            INDEPENDENT AUDITORS
State Street Bank and Trust Company  KPMG LLP
P.O. Box 1713                        112 East Pecan, Suite 2400
Boston, Massachusetts 02105          San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS           INTERNET ACCESS
Call toll free - Central Time        usaa.com(ServiceMark)
Monday - Friday 6 a.m. to 10 p.m.
Saturday 8:30 a.m. to 5 p.m.
Sunday 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777